Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 193.7	€ 86.7
Additional provision in the period	43.3	100.2
Release of provision	(13.5)	(17.6)
Adjustment to provisions acquired through business combinations		52.5
Transfer between categories	0.0
Utilization of provision	(81.7)	(29.4)
Unwinding of discounting	1.2	1.4
Foreign exchange	(2.2)	(0.1)
Provisions, ending balance	140.8	193.7
Current	68.0	116.7
Non-current	72.8	77.0
Provisions	140.8
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	59.1	21.0
Additional provision in the period	30.9	60.2
Release of provision	(0.1)	(5.2)
Adjustment to provisions acquired through business combinations		0.0
Transfer between categories	0.0
Utilization of provision	(63.6)	(16.7)
Unwinding of discounting	0.0	0.0
Foreign exchange	0.0	(0.2)
Provisions, ending balance	26.3	59.1
Onerous/ unfavorable contracts
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	80.6	0.0
Additional provision in the period	0.0	34.7
Release of provision	0.0	0.0
Adjustment to provisions acquired through business combinations		47.3
Transfer between categories	0.0
Utilization of provision	(3.9)	(2.5)
Unwinding of discounting	0.8	0.8
Foreign exchange	(2.1)	0.3
Provisions, ending balance	75.4	80.6
Provisions related to other taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	24.5	31.8
Additional provision in the period	5.8	0.0
Release of provision	(12.2)	(9.8)
Adjustment to provisions acquired through business combinations		2.5
Transfer between categories	(2.1)
Utilization of provision	(5.8)	0.0
Unwinding of discounting	0.0	0.0
Foreign exchange	0.0	0.0
Provisions, ending balance	10.2	24.5
Contingent consideration
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	10.0	17.4
Additional provision in the period	0.0	0.0
Release of provision	0.0	0.0
Adjustment to provisions acquired through business combinations		0.0
Transfer between categories	0.0
Utilization of provision	0.0	(8.0)
Unwinding of discounting	0.4	0.6
Foreign exchange	0.0	0.0
Provisions, ending balance	10.4	10.0
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	19.5	16.5
Additional provision in the period	6.6	5.3
Release of provision	(1.2)	(2.6)
Adjustment to provisions acquired through business combinations		2.7
Transfer between categories	2.1
Utilization of provision	(8.4)	(2.2)
Unwinding of discounting	0.0	0.0
Foreign exchange	(0.1)	(0.2)
Provisions, ending balance	€ 18.5	€ 19.5